Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Opening balance	472	533	682	846	2	15	1,156	1,394
Opening balance adjustment	25						25
Additions			54	44			54	44
Capitalised expenses			144	135			144	135
Amortisation			-226	-260		-1	-226	-261
Impairments [1]	-32		-22	-82		-12	-54	-94
Reversal of impairment
Exchange rate differences	-1	-61	4				2	-62
Disposals			-3				-3
Changes in the composition of the group and other changes			3	-1			3
Closing balance	464	472	636	682	2	2	1,102	1,156

Gross carrying amount	464	472	2,491	2,521	8	59	2,962	3,052
Accumulated amortisation			-1,787	-1,710	-4	-9	-1,790	-1,719
Accumulated impairments			-69	-129	-2	-48	-70	-177
Net carrying value	464	472	636	682	2	2	1,102	1,156
1 Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.
Schedule of goodwill allocation to group of CGUs	Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
in EUR million	Method used for recoverable amount	Discount rate	Terminal growth rate	Goodwill	Goodwill
Group of CGU’s				2022	2021
Retail Netherlands	Value in use	8.46%	2.04%	30	30
Retail Germany	Value in use	8.35%	1.82%	349	349
Retail Poland	Value in use	10.31%	2.50%	69	70
Retail Romania	Value in use	12.32%	2.60%	15	15
Retail Turkey					7
				464	472